Acquisitions And Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions
2011
Lone Star. On May 2, 2011, the Partnership contributed $593 million in cash to Lone Star, in exchange for its 30% interest. Lone Star, a newly formed joint venture that is owned 70% by ETP and 30% by the Partnership, completed its acquisition of all of the membership interest in LDH, a wholly-owned subsidiary of Louis Dreyfus Highbridge Energy LLC (subsequently renamed Castleton Commodities International, LLC), for $1.98 billion in cash. To fund a portion of this capital contribution, the Partnership issued 8,500,001 common units representing limited partnership interests with net proceeds of $204 million. The remaining portion of the Partnership’s capital contribution was funded by additional borrowings under its revolving credit facility.
MEP. On September 1, 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing its total interest in MEP to 50%.
Ranch JV. On December 2, 2011, Ranch JV was formed by the Partnership, APM and CM, each owning a 33.33% interest in the joint venture. Ranch JV processes natural gas delivered from the NGLs-rich Bone Spring and Avalon shale formations in west Texas.
2010
HPC. On April 30, 2010, the Partnership purchased an additional 6.99% general partner interest in HPC from EFS Haynesville, bringing its total general partner interest in HPC to 49.99%. The purchase price of $92 million was funded by borrowings under the Partnership’s revolving credit facility. Because this transaction occurred between two entities under common control, partners’ capital was decreased by $17 million, which represented a deemed distribution of the excess purchase price over EFS Haynesville’s carrying amount of $75 million.
MEP. On May 26, 2010, the Partnership purchased a 49.9% interest in MEP from ETE. The Partnership issued 26,266,791 common units to ETE, valued at $584 million, and received a working capital adjustment of $5 million from ETE that was recorded as an adjustment to investment in unconsolidated affiliates. Because this transaction occurred between two entities under common control, partners’ capital was increased by $9 million, which represented a deemed contribution of the excess carrying amount of ETE’s investment of $589 million over the purchase price. MEP owns approximately 500 miles of natural gas pipelines that extend from the southeast corner of Oklahoma, across northeast Texas, northern Louisiana, central Mississippi and into Alabama.
Disposition of East Texas Assets. In July 2010, the Partnership sold its gathering and processing assets located in east Texas for $70 million in cash. The financial results of these assets have been reclassified to discontinued operations in accordance with applicable accounting standards. Revenues for these assets for the period from May 26, 2010 to December 31, 2010, the period from January 1, 2010 to May 25, 2010, and the year ended December 31, 2009 were $10 million, $24 million and $46 million, respectively.
Zephyr. On September 1, 2010, the Partnership completed the Zephyr acquisition for $193 million in cash that was funded by borrowings under the Partnership’s revolving credit facility. Zephyr owns and operates a fleet of equipment used in gas treating. The primary treatment services include carbon dioxide and hydrogen sulfide removal, dehydration, natural gas cooling and BTU management. The acquisition of Zephyr further increased the Partnership’s fee-based revenues. From September 1, 2010 through December 31, 2010, revenues and net income attributable to Zephyr’s operations of $14 million and $6 million, respectively are included in the Partnership’s results of operations. The total purchase price was allocated as follows:

September 1, 2010
Cash and cash equivalents	$2
Trade accounts receivable	7
Gas plants and buildings	81
Intangible assets	119
Total assets acquired	$209
Trade accounts payable	(8)
Deferred revenues	(7)
Other current liabilities	(1)
Net assets acquired	$193